Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Loss for the period	£ (9,087)	£ (6,061)	£ (18,848)	£ (10,027)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(1)	1	(4)	22
Other comprehensive (loss) income for the period	(1)	1	(4)	22
Total comprehensive loss for the period	(9,088)	(6,060)	(18,852)	(10,005)
Attributable to:
Equity holders of the Company	£ (9,088)	£ (6,060)	£ (18,852)	£ (10,005)